Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DUPREE MUTUAL FUNDS
Entity Central Index Key	0000311101
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032726 [Member]
Shareholder Report [Line Items]
Fund Name	Alabama Tax‑Free Income Series
Class Name	Alabama Tax‑Free Income Series
Trading Symbol	DUALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alabama Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Alabama Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 20,909,904
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.36%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$20,909,904

Total number of portfolio holdings	72

Portfolio turnover rate as of the end of the reporting period	17.36%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032727 [Member]
Shareholder Report [Line Items]
Fund Name	Kentucky Tax‑Free Income Series
Class Name	Kentucky Tax‑Free Income Series
Trading Symbol	KYTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kentucky Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax‑Free Income Series	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Net Assets	$ 718,914,392
Holdings Count | Holding	358
Investment Company Portfolio Turnover	9.98%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$718,914,392

Total number of portfolio holdings	358

Portfolio turnover rate as of the end of the reporting period	9.98%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032728 [Member]
Shareholder Report [Line Items]
Fund Name	Kentucky Tax‑Free Short‑to‑Medium Series
Class Name	Kentucky Tax‑Free Short‑to‑Medium Series
Trading Symbol	KYSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kentucky Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax‑Free Short‑to‑Medum Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 30,788,545
Holdings Count | Holding	54
Investment Company Portfolio Turnover	11.51%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$30,788,545

Total number of portfolio holdings	54

Portfolio turnover rate as of the end of the reporting period	11.51%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032729 [Member]
Shareholder Report [Line Items]
Fund Name	Mississippi Tax‑Free Income Series
Class Name	Mississippi Tax‑Free Income Series
Trading Symbol	DUMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mississippi Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Mississippi Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 5,089,271
Holdings Count | Holding	32
Investment Company Portfolio Turnover	3.39%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$5,089,271

Total number of portfolio holdings	32

Portfolio turnover rate as of the end of the reporting period	3.39%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032730 [Member]
Shareholder Report [Line Items]
Fund Name	North Carolina Tax‑Free Income Series
Class Name	North Carolina Tax‑Free Income Series
Trading Symbol	NTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the North Carolina Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 108,169,206
Holdings Count | Holding	154
Investment Company Portfolio Turnover	12.60%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$108,169,206

Total number of portfolio holdings	154

Portfolio turnover rate as of the end of the reporting period	12.60%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032731 [Member]
Shareholder Report [Line Items]
Fund Name	North Carolina Tax‑Free Short‑to‑Medium Series
Class Name	North Carolina Tax‑Free Short‑to‑Medium Series
Trading Symbol	NTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the North Carolina Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax‑Free Short‑to‑Medium Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 8,861,426
Holdings Count | Holding	38
Investment Company Portfolio Turnover	1.19%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,861,426

Total number of portfolio holdings	38

Portfolio turnover rate as of the end of the reporting period	1.19%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032732 [Member]
Shareholder Report [Line Items]
Fund Name	Tennessee Tax‑Free Income Series
Class Name	Tennessee Tax‑Free Income Series
Trading Symbol	TNTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tennessee Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax‑Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 51,301,982
Holdings Count | Holding	66
Investment Company Portfolio Turnover	19.44%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$51,301,982

Total number of portfolio holdings	66

Portfolio turnover rate as of the end of the reporting period	19.44%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032733 [Member]
Shareholder Report [Line Items]
Fund Name	Tennessee Tax‑Free Short‑to‑Medium Series
Class Name	Tennessee Tax‑Free Short‑to‑Medium Series
Trading Symbol	TTSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tennessee Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax‑Free Short‑to‑Medium Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 2,571,439
Holdings Count | Holding	14
Investment Company Portfolio Turnover	8.02%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$2,571,439

Total number of portfolio holdings	14

Portfolio turnover rate as of the end of the reporting period	8.02%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000032734 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Government Bond Series
Class Name	Intermediate Government Bond Series
Trading Symbol	DPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Intermediate Government Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 8,729,485
Holdings Count | Holding	20
Investment Company Portfolio Turnover	47.89%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,729,485

Total number of portfolio holdings	20

Portfolio turnover rate as of the end of the reporting period	47.89%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
C000093320 [Member]
Shareholder Report [Line Items]
Fund Name	Taxable Municipal Bond Series
Class Name	Taxable Municipal Bond Series
Trading Symbol	DUTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866‑0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Taxable Municipal Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 3,456,575
Holdings Count | Holding	19
Investment Company Portfolio Turnover	3.63%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,456,575

Total number of portfolio holdings	19

Portfolio turnover rate as of the end of the reporting period	3.63%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.
COMPOSITION
CREDIT QUALITY*
Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.